Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (1,937,800)	$ (990,029)
EQUITY IN EARNINGS (LOSS) OF SUBSIDIARIES AND VIE	(4,451,276)	4,576,721	1,278,359
NET INCOME (LOSS)	(6,389,076)	3,586,692	1,278,359
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	671,219	783,406	2,437
COMPREHENSIVE INCOME (LOSS)	$ (5,717,857)	$ 4,370,098	$ 1,280,796